Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (11,998)	$ (44,637)	$ (48,811)	$ (10,818)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	41	22	88
Share-based compensation expense	5,585	1,631	2,149	1,063
Unrealized gain on foreign currency remeasurement	17	(4)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(6,150)	(264)	(626)	(27)
Trade and other payables	302	(504)	1,104	866
Acquisition of in-process research and development	0	35,589	35,347
Net cash used in operating activities	(12,203)	(8,167)	(13,041)	(10,218)
Cash flows from investing activities:
Purchase of property, plant and equipment	(274)	(145)	(316)
Net cash used in investing activities	(274)	(145)	(316)
Cash flows from financing activities:
Proceeds from issuance of common stocks, net of issuance costs		8,207	8,175	29,566
Net cash provided by financing activities		8,207	8,175	29,566
Effect of exchange rate changes on cash and cash equivalents	(338)	(850)	1,468	(373)
Net decrease in cash and cash equivalents	(12,477)	(105)	(5,182)	19,348
Cash and cash equivalents at beginning of period	22,120	25,834	25,834	6,859
Cash and cash equivalents at end of period			22,120	25,834
Previously Reported
Cash flows from financing activities:
Cash and cash equivalents at beginning of period	22,120	25,835	25,835
Cash and cash equivalents at end of period	$ 9,305	$ 24,880	$ 22,120	$ 25,835